NORTHWEST
AIRLINES
-------------------------
WORLDPERKS (REGISTRATION MARK)
INVESTORMILES (SERVICE MARK)
[GRAPHIC OMITTED]


                                   SEMIANNUAL
                                     REPORT
                                  JUNE 30, 1999

                                 WARBURG PINCUS
                          WORLDPERKS MONEY MARKET FUND

                                    (BOX)

                                 WARBURG PINCUS
                      WORLDPERKS TAX FREE MONEY MARKET FUND

                                [GRAPHIC OMITTED]




More complete information about the funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG(800-927-2874) or by writing to Warburg Pincus WorldPerks Funds, P.O. Box 9030, Boston, MA 02205-9030.

Warburg Pincus Funds is a division of Credit Suisse Asset Management, LLC.

                           WARBURG PINCUS FUNDS (LOGO)

                                [GRAPHIC OMITTED]

FROM TIME TO TIME, THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATOR MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE PERFORMANCE. THE FUNDS' YIELDS WILL FLUCTUATE. EACH FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE; THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS. AN INVESTMENT IN EACH FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 1999; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT--JUNE 30, 1999
--------------------------------------------------------------------------------



                                                                 AUGUST 12, 1999
Dear Shareholder:

  Moving into 1999, U.S. economic prospects appeared strong, with consumer confidence seemingly as high as the stock market. This reflected optimism over the domestic economy and a belief that the global economic crisis was abating.

  The money market yield curve became dramatically steeper over the course of the period, as the market realized that the Federal Reserve would most likely reverse its earlier accommodative stance. The Fed adopted a tightening bias at its May meeting and a 25 basis-point interest-rate increase at its June 30 meeting. These moves were preceded by sharply higher interest rates across the short-term yield curve.

  The annualized yield for Warburg Pincus WorldPerks Money Market Fund for the seven-day period ended June 30, 1999 was 4.24% (without waivers and/or reimbursements, the fund's annualized seven-day yield would have been 3.38%). Net assets steadily increased throughout the period and totaled $15.0 million on June 30, 1999, compared to $12.9 million on December 31, 1998. The fund's average weighted maturity on June 30 was 48 days, vs. 17 days at the end of December. This reflected the increasingly attractive rate advantage we saw at the longer end of the money-market yield curve. We remain positioned to further extend the fund's maturity as yield opportunities arise.

  Going forward, the fund will continue to emphasize high-quality securities in an effort to provide competitive returns consistent with preservation of capital and liquidity. We are committed to providing both an awarding investment experience to our shareholders and an attractive, convenient means of accumulating WorldPerks* Bonus Miles, which can be used for free and discounted award travel on Northwest Airlines, Continental Airlines, KLM Royal Dutch Airlines and other WorldPerks partner members. We appreciate your continued support and investment in the fund.

Eugene L. Podsiadlo     BlackRock Institutional Management Corporation
President               Sub-Investment Manager
Warburg Pincus
WorldPerks Fund

-----------------
*WorldPerks is a registered trademark of Northwest Airlines, Inc.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT--JUNE 30, 1999
--------------------------------------------------------------------------------

                                                                 August 12, 1999

Dear Shareholder:

  During the first half of 1999, U.S. economic conditions were favorable. The trend of consistent growth continued while inflation remained well-contained. Against this positive backdrop, municipal money market funds, in general, experienced some growth in assets but were not immune to volatility. Underlying market fundamentals (e.g., strong investor demand and limited issuance) put pressure on interest rates during the period. Often, the municipal money-market yield curve was inverted, with longer-date issues offering lower yields than those found on shorter-dated securities.

  Assets in Warburg Pincus WorldPerks Tax Free Money Market Fund increased by about 15% from December 31, 1998 to June 30, 1999. Due to ongoing interest-rate volatility, we directed the bulk of the fund's new assets into variable-rate demand notes (whose yields traded in a range of 1.2% to 4.5% over the first half of 1999). That notwithstanding, we found occasional opportunities to purchase longer-dated, fixed-coupon paper. As of June 30, the fund's composition included small positions in general market notes, put bonds and tax-exempt commercial paper that, at time of purchase, offered positive yield value vs. variable-rate demand notes.

  On June 30, 1999, the fund's average weighted maturity was 31 days and its annualized seven-day yield was 2.79% (without waivers and/or reimbursements, the fund's annualized seven-day yield would have been 1.79%).

  Going forward, the fund will continue to emphasize high-quality municipal securities in an effort to provide competitive after-tax returns consistent with preservation of capital and liquidity. We are committed to providing both an awarding investment experience to our shareholders and an attractive, convenient means of accumulating WorldPerks* Bonus Miles, which can be used for free and discounted award travel on Northwest Airlines, Continental Airlines, KLM Royal Dutch Airlines and other WorldPerks partner members. We appreciate your continued support and investment in the fund.

Eugene L. Podsiadlo     BlackRock Institutional Management Corporation
President               Sub-Investment Manager
Warburg Pincus
WorldPerks Fund

-----------------
*WorldPerks is a registered trademark of Northwest Airlines, Inc.

THE FUND'S INCOME MAY BE SUBJECT TO STATE AND CITY TAXES AND, FOR CERTAIN INVESTORS, THE FEDERAL ALTERNATIVE MINIMUM TAX.

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
STATEMENT OF NET ASSETS--JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   RATINGS
   PAR                                           (S&P/MOODY'S)         MATURITY     RATE%        VALUE
   ----                                         ----------------      ----------   --------     ------

CERTIFICATES OF DEPOSIT (12.3%)
DOMESTIC CERTIFICATES OF DEPOSIT (4.0%)
$  600,000   Wilmington Trust                     (A-1, P-1)            01/14/00      5.070  $   600,000
                                                                                             -----------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT (8.3%)
   150,000   Bank of Montreal CHIC                (A-1+, P-1)           05/10/00      5.180      149,950
   600,000   Bank of Nova Scotia                    (NR, NR)            07/09/99      6.256      600,135
   200,000   Cibc NY Yankee                       (A-1+, P-1)           07/28/99      4.880      200,004
   300,000   Cibc Yankee Cd                       (A-1+, P-1)           03/15/00      5.180      300,014
                                                                                             -----------
                                                                                               1,250,103
           TOTAL CERTIFICATES OF DEPOSIT
            (Cost $1,850,103)                                                                  1,850,103
                                                                                             -----------
COMMERCIAL PAPER (51.7%)
ASSET-BACKED SECURITIES (18.4%)
   600,000   Barton Capital Corp.                 (A-1+, P-1)           07/13/99      4.810      599,038
   600,000   Dakota Certificates                  (A-1+, P-1)           07/07/99      4.810      599,519
   600,000   Delaware Funding Corp.               (A-1+, P-1)           07/21/99      4.800      598,400
   200,000   Enterprise                           (A-1+, P-1)           07/26/99      4.810      199,332
   300,000   Preferred Receivables Funding Corp.   (A-1, P-1)           08/11/99      4.960      298,305
   459,000   Windmill Funding Corp.               (A-1+, P-1)           07/19/99      4.820      457,894
                                                                                             -----------
                                                                                               2,752,488
                                                                                             -----------

COMMUNICATIONS EQUIPMENT, NEC (3.9%)
   600,000   Alcatel Alsthom Inc.                  (A-1, P-1)           08/19/99      4.870      596,023
                                                                                             -----------
MOTOR VEHICLES & CAR BODIES (1.5%)
   225,000   Daimler-Benz North America Corp.      (A-1, P-1)           07/15/99      4.900      224,571
                                                                                             -----------
NEWSPAPER: PUBLISHING OR PUBLISH & PRINTING (1.6%)
   250,000   Knight-Ridder, Inc.                   (A-1, NR)            08/17/99      5.070      248,345
                                                                                             -----------
OIL (9.9%)
   500,000   AB SPIN TAB SWEDMORTGAGE               (NR, P-1)           09/07/99      4.880      495,391
   200,000   Abbey National North America         (A-1+, P-1)           07/08/99      4.850      199,811
   200,000   Abbey National North America         (A-1+, P-1)           01/31/00      4.920      194,151
   600,000   San Paolo U.S.                        (A-1, P-1)           08/10/99      4.830      596,780
                                                                                             -----------
                                                                                               1,486,133
                                                                                             -----------
PERSONAL CREDIT INSTITUTIONS (3.9%)
   600,000   Countrywide Funding Corp.             (A-1, NR)            08/20/99      4.930      595,892
                                                                                             -----------
PETROLEUM REFINING (1.9%)
   300,000   Repsol International                 (A-1+, P-1)           10/15/99      4.820      295,742
                                                                                             -----------
SECURITY BROKERS, DEALERS & FLOTATION COS. (2.0%)
   311,000   Merrill Lynch & Co. Inc.             (A-1+, P-1)           07/16/99      4.900      310,365
                                                                                             -----------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS (5.3%)
   500,000   CIT Group Holdings Inc.               (A-1, P-1)           08/17/99      4.830      496,847
   300,000   General Electric Capital Corp.       (A-1+, P-1)           07/16/99      4.900      299,388
                                                                                             -----------
                                                                                                 796,235
                                                                                             -----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONT'D)--JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   RATINGS
   PAR                                           (S&P/MOODY'S)         MATURITY     RATE%        VALUE
   ----                                         ----------------      ----------   --------     ------
COMMERCIAL PAPER (CONT'D)
TELEPHONE COMMUNICATIONS (3.3%)
  $500,000   AT&T Corp.                           (A-1+, P-1)           08/17/99      4.790  $   496,873
                                                                                             -----------
           TOTAL COMMERCIAL PAPER
            (Cost $7,802,667)                                                                  7,802,667
                                                                                             -----------

SHORT TERM INVESTMENTS (6.7%)
 1,000,000   Repurchase Agreement with Morgan
             Stanley & Co. Inc. dated 6/30/99
             at 6.700% to be repurchased at
             $1,000,186 on 07/01/99.
             (Collaterized by $1,007,057 U.S.
             Treasury Note at 7.750%, due
             11/30/99. Market value of
             collateral is $1,020,782.)
             (Cost $1,000,000)                                          07/01/99      5.900    1,000,000
                                                                                             -----------

VARIABLE RATE DEMAND NOTES (28.5%)
   400,000   American Honda Finance Corp. Honda
              Motor Company, Ltd.                    (NR, C)            08/13/99      4.950      399,931
   500,000   Bayerische Hypo-Und Vereinsbank        A-1+, P-1)          07/14/99      4.810      499,764
   600,000   Goldman Sachs Group                    (A-1, B)            07/07/99      5.200      600,585
   500,000   Province of Ontario                    (NR, A-3)           08/17/99      5.000      500,022
   500,000   Smm Trust 1999-E                        NR, NR             07/06/99      4.983      500,000
   150,000   Smm Trust 1999-I                        NR, NR             08/26/99      5.040      150,000
   500,000   Texaco Capital, Inc.                    (A1, B)            08/04/99      4.845      499,587
   600,000   U.S. Bancorp                            (A1, C)            07/27/99      4.979      600,440
   500,000   Wells Fargo & Co.                       (NR, B)            09/30/99      4.880      499,684
                                                                                             -----------
           TOTAL VARIABLE RATE DEMAND NOTES
            (Cost $4,250,013)                                                                  4,250,013
                                                                                             -----------
TOTAL INVESTMENTS ATVALUE (99.2%) (Cost $14,902,783*)                                         14,902,783
                                                                                             -----------

OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%)                                                     123,526
                                                                                             -----------
NET ASSETS (100.0%) (applicable to 15,026,348 shares)                                        $15,026,309
                                                                                             ===========
NET ASSETS VALUE, offering and redemption price
   per share ($15,026,309 (DIVIDE) 15,026,348)                                               $      1.00
                                                                                             ===========

                            INVESTMENT ABBREVIATIONS
                                 NR = Not Rated

--------------------------------------------------------------------------------
* Also cost for federal income tax purposes:

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONT'D)--JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

           MATURITY SCHEDULE
                (DAYS)                PAR            PERCENTAGE OF PORTFOLIO
           -----------------    -----------         --------------------------
                                                                 (CUMULATIVE)
                  1-7           $ 2,700,000          18.1%              18.1%
                  8-14            1,900,000          12.7               30.8
                 15-30            2,895,000          19.4               50.2
                 31-60            4,900,000          32.8               83.0
                 61-90              500,000           3.3               86.3
                 91-120             800,000           5.4               91.7
                121-150                   0           0.0               91.7
               Over 150           1,250,000           8.3              100.0
                               ------------         ------
                                $14,945,000         100.0%
                               ============         =====
                     Average Weighted Maturity -- 48.13 days


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS -- JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   RATINGS
   PAR                                           (S&P/MOODY'S)         MATURITY     RATE%(DAGGER) VALUE
   ----                                         ----------------      ----------   --------      ------
MUNICIPAL OBLIGATIONS (100.1%)
ALASKA (4.0%)
$  500,000   Valdez, Alaska, Marine Terminal Revenue
              Bonds (Arco Transportation Project)
              Series A (Cost $500,000)             (A-1, P-1)           07/16/99      3.200  $   500,000
                                                                                             -----------
GEORGIA (4.7%)
   100,000   Burke County Development Authority
              Pollution Control Revenue Bonds
              (Georgia Power Company Plant Vogtle
              Project) Series 1994 VRDN           (A-1, VMIG-1)         07/01/99      3.500      100,000

   500,000   Burke County Development Authority
              Pollution Control Revenue Bonds
              (Oglethorpe Power Corp. Project)
              Series 1994A VRDN
              (FGIC Insurance LOC)                (A-1+, VMIG-1)        07/07/99      3.300      500,000
                                                                                             -----------
           TOTAL GEORGIA (Cost $600,000)                                                         600,000
                                                                                             -----------
ILLINOIS (0.8%)
   100,000   City of Chicago General Obligation
              Tender Note Series 1992B
              (Cost $100,000)                     (A-1+, VMIG-1)        07/07/99      3.500      100,000
                                                                                             -----------
INDIANA (4.0%)
   500,000   Indiana State Development  Financial
              Authority Pollution Control Revenue
              Bonds (Canadian Imperial Bank LOC)
              (Cost $100,000)                     (A-1+, VMIG-1)        07/07/99      3.500      500,000
                                                                                             -----------
IOWA (4.0%)

   500,000   Iowa Finance Authority Solid Waste
              Dispo Solid Waste Disposal Revenue
              Bonds (Cedar River Paper Co. Project)
              (Bank of Nova Scotia LOC)
              (Cost $500,000)                     (A-1+, P-1)           07/01/99      3.800      500,000
                                                                                             -----------
LOUISIANA (7.1%)
   500,000   Louisiana Offshore Terminal Authority
              First Stage 1991 A (Loop Inc.) VRDN
              (Morgan Guaranty LOC)               (A-1+, VMIG-1)        07/07/99      3.450      500,000
   400,000   Louisiana Public Facilities Authority,
              Hospital Revenue, Willis-Knighton
              Medical Center (AMBAC Insured)
              (final maturity 9/1/27)             (A-1+, VMIG-1)        07/07/99      3.550      400,000
                                                                                             -----------
           TOTAL LOUISIANA (Cost $900,000)                                                       900,000
                                                                                             -----------
MARYLAND (4.0%)
   500,000   Maryland Health & Higher Ed. Fac.
              Authority Revenue Bonds (Catholic
              Health Initiatives)(Cost $500,000)  (A-1+, VMIG-1)        07/07/99      3.500      500,000
                                                                                             -----------
MICHIGAN (1.6%)
   200,000   Midland County Economic Development
              Corp. (Dow Chemical Company)
              Series B VRDN (Cost $200,000)        (A-1, P-1)           07/01/99      3.750      200,000
                                                                                             -----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONT'D)--JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   RATINGS
   PAR                                           (S&P/MOODY'S)         MATURITY     RATE%(DAGGER) VALUE
   ----                                         ----------------      ----------   --------      ------
MISSISSIPPI (4.0%
  $500,000   Mississippi Hospital Equipment &
              Facilities Authority Revenue Bond
              (North Mississippi Health Services)
              Series 1997 (Westdeutsche Landesbank
              Girozentrale LOC
              (Cost $500,000)                     (A-1+, VMIG-1)        10/08/99      3.200  $   500,000
                                                                                             -----------

MISSOURI (3.9%
   500,000   Kansas City, Industrial Development
              Authority Multifamily Housing Revenue
              Ref. Bonds (Sleepy Hollow Apts.
              Project) (Federal National Mortgage
              Assoc. LOC)(Cost $500,000)          (A-1+, NR)            07/07/99      3.500      500,000
                                                                                             -----------
NEVADA (3.9%)
   500,000   Clark County Airport Improvement
              Revenue Series 1993A DN (National
              Westminster LOC)(Cost $500,000)     (A-1+, VMIG-1)        07/07/99      3.300      500,000
                                                                                             -----------
NEW JERSEY (5.5%
   700,000   New Jersey Economic Development
              Authority Water Facilities Revenue
              Bond (United Water New Jersey Inc.
              Project) Series 1996A VRDN (AMBAC
              Insurance) (Cost $700,000)           (A-1, VMIG-1)        07/01/99      3.100      700,000
                                                                                             -----------
NEW YORK (3.9%)
   100,000   City of New York General Obligation
              Series A VRDN (Morgan Guaranty Bank
              LOC)                                (A-1+, VMIG-1)        07/01/99      4.000      100,000
   300,000   New York State Energy Research &
              Development Authority Pollution
              Control Revenue Bond (Niagara Mohawk
              Power) Series A VRDN (Toronto
              Dominion LOC)                       (A-1+, VMIG-1)        07/01/99      3.500      300,000
   100,000   New York State Job Development
              Authority Series B (LOC Fuji Bank)
              VRDN (Fuji Bank LOC)                (A-1+, VMIG-1)        07/01/99      3.500      100,000
                                                                                             -----------
           TOTAL NEW YORK (Cost $500,000)                                                        500,000
                                                                                             -----------
NORTH CAROLINA (7.9%)
   500,000   Charlotte Airport Refunding RB
              Series 1997A VRDN
              (MBIA Insurance LOC)                (A-1+, VMIG-1)        07/07/99      3.400      500,000
   500,000   Mecklenburg County General
              Obligation Series 1996B VRDN        (A-1+, VMIG-1)        07/07/99      3.700      500,000
                                                                                             -----------
           TOTAL NORTH CAROLINA  (Cost $1,000,000)                                             1,000,000
                                                                                             -----------
OHIO (8.7%)
   250,000   Butler County Ohio Bond
              Anticipation Notes                  (NR, MIG-1)           10/21/99      3.510      250,270
   250,000   Butler County Ohio Bond
              Anticipation Notes                  (NR, MIG-1)           03/16/00      3.670      250,809
   500,000   Ohio State Building Authority
              Series A                                                  10/01/99      4.000      501,030
   100,000   Ohio Water Development Authority
              Pollution Control Revenue Bonds
              (Cleveland Electric Co. Project)
              Series 1997B VRDN (FNB Chicago LOC) (A-1+, P-1)           07/07/99      3.650      100,000
                                                                                             -----------
           TOTAL OHIO (Cost $1,102,109)                                                        1,102,109
                                                                                             -----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONT'D)--JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   RATINGS
   PAR                                           (S&P/MOODY'S)         MATURITY     RATE%(DAGGER) VALUE
   ----                                         ----------------      ----------   --------      ------

PENNSYLVANIA (7.1%)
$  100,000   Pennsylvania Higher Education
              Assistance Agency Student Loan
              Revenue Bond Series 1988A VRDN
              (Sallie Mae LOC)                    (A-1+, VMIG-1)        07/07/99      3.600  $   100,000
   300,000   Pennsylvania State Higher Education
              Revenue Bond (University of
              Pennsylvania Health Services
              Project) Series C
              (LOC Credit Suisse )                (A-1+, VMIG-1)        07/07/99      3.700      300,000
   500,000   Philadelphia, Pennsylvania Water &
              Waste Revenue Bond Series 1997B     (A-1+, VMIG-1)        07/07/99      3.300      500,000
                                                                                             -----------
           TOTAL PENNSYLVANIA  (Cost $900,000)                                                   900,000
                                                                                             -----------
RHODE ISLAND (3.9%)
   500,000   Rhode Island, State and Providence
              Plan. Multi-Modal General Obligation
              Bonds (Landesbank Hessen-Thuringen
              LOC) (Cost $500,000)               (A-1+C, VMIG-1)        07/07/99      3.400      500,000
                                                                                             -----------
SOUTH CAROLINA (3.9%)
   500,000   York County, South Carolina Pollution
              Control Revenue Bond
              (Cost $500,000)                     (A-1+, VMIG-1)        08/15/99      2.750      500,000
                                                                                             -----------
TENNESSE (3.2%)
   400,000   Memphis, TN General Improvement
              Refunding Revenue Bond VRDN
              (Cost $400,000)                     (A-1+, VMIG-1)        07/07/99      3.550      400,000
                                                                                             -----------
VIRGINIA (3.8%)
   485,000   Alexandria IDA RB (Super & Curr
              Project) Series 1997 VRDN (First
              Union National Bank of North
              Carolina LOC) (Cost $485,000)        (A-1, NR)            07/07/99      3.700      485,000
                                                                                             -----------
WASHINGTON (2.4%)
   300,000   Washington State Public Power Supply
              System Nuclear Project No. 1 Revenue
              Bonds Series 1993 (Cost $300,000)   (A-1+, VMIG-1)        07/07/99      3.350      300,000
                                                                                             -----------
WEST VIRGINIA (3.9%)
   500,000   Marion County, West Virginia Solid
              Waste Disposal Facilities Revenue
              Bond (Grant Town Project) Series D /
              (National Westminster Bank PLC LOC)
              (Cost $500,000)                     (A-1+, VMIG-1)        07/07/99      3.600      500,000
                                                                                             -----------
WISCONSIN (3.9%)
   500,000   Oak Creek Pollution Control Revenue
              Bond (Wisconsin Electric Power Co.
              Project) VRDN (Cost $500,000)        (NR, P-1)            07/07/99      3.450      500,000
                                                                                             -----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONT'D)--JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                VALUE
                                                                                                ------

TOTAL INVESTMENTS AT VALUE (100.1%) (Cost $12,687,109*)                                      $12,687,109
                                                                                             -----------
LIABILITIES IN EXCESS OF OTHER ASSETS (0.1%)                                                     (18,033)
                                                                                             -----------
NET ASSETS (100.0%) (applicable to 12,669,076 shares)                                        $12,669,076
                                                                                             ===========
NET ASSETS VALUE, offering and redemption price per share
  ($12,669,076 (DIVIDE) 12,669,076)                                                          $      1.00
                                                                                             ===========

                            INVESTMENT ABBREVIATIONS
                             LOC  =  Letter of Credit
                             NR   =  Not Rated
                             VRDN =  Variable Rate Demand Note
--------------------------------------------------------------------------------
(DAGGER) The interest rate shown is the rate as of June 30, 1999 and the maturity date shown is the longer of the next interest readjustment date or thedate the principal amount owed can be recovered through demand.
       * Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
MATURITY SCHEDULE OF PORTFOLIO--JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

           MATURITY SCHEDULE
                (DAYS)                PAR           PERCENTAGE OF PORTFOLIO
             ----------------       --------       ------------------------
                                                                (CUMULATIVE)
                     1-7        $ 9,685,000          76.4%            76.4%
                     8-14                 0           0.0             76.4
                    15-30           500,000           3.9             80.3
                    31-60           500,000           3.9             84.2
                    61-90                 0           0.0             84.2
                   91-120         1,250,000           9.9             94.1
                  121-150                 0           0.0             94.1
                 Over 150           750,000           5.9            100.0
                                 ----------         -----

                                $12,685,000         100.0%
                                ===========         =====
                     Average Weighted Maturity -- 31.48 days

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLD PERKS TAX FREE MONEY MARKET FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


                                                     WORLDPERKS     WORLDPERKS TAX FREE
                                                  MONEY MARKET FUND  MONEY MARKET FUND
                                                  -----------------  -----------------

INVESTMENT INCOME                                     $316,250          $168,990
                                                      --------          --------
EXPENSES:
      Investment advisory                               25,634            22,137
      Administrative Services                           13,178            11,430
      Distribution fees                                 16,021            13,835
      Registration                                      11,804            11,804
      Audit                                              9,837             9,837
      Blue Sky                                           9,837             9,837
      Legal                                              9,837             9,837
      Custodian                                          6,000             6,001
      Transfer agent                                     2,950             2,950
      Directors                                          2,460             2,460
      Printing                                           1,969             1,969
      Miscelleneous                                      1,968             1,968
                                                      --------          --------
                                                       111,495           104,065
      Less: fees waived, expenses reimbursed
        and transfer agent fee offsets                 (62,790)          (62,005)
                                                      --------          --------
      Total expenses                                    48,705            42,060
                                                      --------          --------
       Net investment income                           267,545           126,930
                                                      --------          --------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
    Net realized loss from security transactions          (151)                0
                                                      --------          --------

      Net increase in net assets resulting
        from operations                               $267,394          $126,930
                                                      --------          --------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              WORLDPERKS                       WORLDPERKS TAX FREE
                                           MONEY MARKET FUND                     MONEY MARKET FUND
                                   ---------------------------------      -------------------------------
                                      FOR THE                               FOR THE
                                     SIX MONTHS            FOR THE         SIX MONTHS          FOR THE
                                        ENDED            YEAR ENDED           ENDED          YEAR ENDED
                                    JUNE 30, 1999       DECEMBER 31,      JUNE 30, 1999      DECEMBER 31,
                                     (UNAUDITED)            1998*          (UNAUDITED)          1998*
                                   --------------      -------------      -------------      ------------
FROM OPERATIONS:
    Net investment income             $   267,545       $   135,178       $   126,930       $    72,430
    Net realized gain from
      security transactions                  (151)              112                 0                 0
                                      -----------       -----------       -----------       -----------
       Net increase in net assets
         resulting from operations        267,394           135,290           126,930            72,430
                                      -----------       -----------       -----------       -----------
FROM DISTRIBUTIONS:
    Dividends from net
      investment income                  (267,545)         (135,178)         (126,930)          (72,430)
                                      -----------       -----------       -----------       -----------
FROM CAPITAL SHARE TRANSACTIONS
(AT $1 PER SHARE):
    Proceeds from sale of shares       11,236,516        19,852,748         6,325,594        13,444,874
    Reinvested dividends                  254,841           121,553           115,760            62,708
    Net asset value of shares
      redeemed                         (9,390,403)       (7,148,907)       (4,360,838)       (3,019,022)
                                      -----------       -----------       -----------       -----------
       Net increase in net assets from
         capital share transactions     2,100,954        12,825,394         2,080,516        10,488,560
                                      -----------       -----------       -----------       -----------
       Net increase in net assets       2,100,803        13,825,506         2,080,516        10,488,560
NET ASSETS:
    Beginning of period                12,925,506           100,000        10,588,560           100,000
                                      -----------       -----------       -----------       -----------
    End of period                     $15,026,309       $12,925,506       $12,669,076       $10,588,560
                                      ===========       ===========       ===========       ===========

* For the period October 1, 1998 (Commencement of Operations) through December 31, 1998.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                                 FOR THE
                                                               SIX MONTHS
                                                                  ENDED
                                                              JUNE 30, 1999
PERIOD ENDED:                                                  (UNAUDITED)     1998 1
                                                               -----------     ------

PER-SHARE DATA
Net asset value, beginning of period                               $ 1.00      $ 1.00
                                                                   ------      ------
INVESTMENT ACTIVITIES:
    Net investment income                                           .0207       .0115
                                                                   ------      ------
DISTRIBUTIONS:
    From net investment income                                     (.0207)     (.0115)
                                                                   ------      ------
NET ASSETS VALUE, END OF PERIOD                                    $ 1.00      $ 1.00
                                                                   ======      ======

Total return                                                         2.09%2      1.15%2
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                          $15,026     $12,926
   Ratios of expenses to average net assets                           .76%3,4     .58%3,4
   Ratio of net income to average net assets                         4.17%4      5.13%4
   Decrease reflected in above operating
      expense ratios due to waivers/reimbursements                    .98%4      1.24%4

--------------------------------------------------------------------------------
 1 For the period October 1, 1998 (Commencement of Operations) through December 31, 1998.
 2 Non-annualized.
 3 Interest earned on uninvested cash balances is used to offset portons of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.
 4 Annualized.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS TAX FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                                 FOR THE
                                                               SIX MONTHS
                                                                  ENDED
                                                              JUNE 30, 1999
PERIOD ENDED:                                                  (UNAUDITED)     1998 1
                                                               -----------     ------

PER-SHARE DATA
Net asset value, beginning of period                               $ 1.00      $ 1.00
                                                                   ------      ------
INVESTMENT ACTIVITIES:
    Net investment income                                           .0114       .0066
                                                                   ------      ------
DISTRIBUTIONS:
    From net investment income                                     (.0114)     (.0066)
                                                                   ------      ------
NET ASSETS VALUE, END OF PERIOD                                    $ 1.00      $ 1.00
                                                                   ======      ======
Total return                                                         1.14%2      .66%2
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                          $12,669     $10,589
   Ratios of expenses to average net assets                           .76%3,4     .58%3,4
   Ratio of net income to average net assets                         2.29%4      2.91%4
   Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                           1.12%4      1.31%4

--------------------------------------------------------------------------------
 1 For the period October 1, 1998 (Commencement of Operations) through December 31, 1998.
 2 Non-annualized.
 3 Interest earned on uninvested cash balances is used to offset portons of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.
 4 Annualized.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

    The Warburg Pincus WorldPerks Money Market Fund and the Warburg Pincus WorldPerks Tax Free Money Market Fund are registered under the Investment Company Act of 1940, as amended (1940 Act), as diversified, open-end management investment companies.

    Investment objectives for each fund are as follows: the WorldPerks Money Market Fund is designed to provide investors with high current income consistent with preservation of capital and liquidity; and the WorldPerks Tax Free Money Market Fund is designed to provide investors with as high a level of current income that is exempt from federal personal income taxes as is consistent with preservation of capital and liquidity.

    The net asset value of each fund is determined twice daily as of noon and the close of regular trading on the New York Stock Exchange. Each fund's investments are valued under the amortized cost method, which approximates market value, unless a fund's Board of Directors determines that using this method would not reflect an investment's value. Amortized cost involves valuing a fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

    Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

    Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid annually, although the WorldPerks Money Market Fund may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

    No provision is made for federal income taxes as it is each fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

    Each fund may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund acquires security subject to an obligation of the seller to repurchase. Securities pledged as collateral for repurchase agreements are held by the fund's custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    The funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the period ended June 30, 1999, each fund received credits or reimbursements under this arrangement as follows:

                                                           FOR SIX
                                                        MONTHS ENDED
           FUND                                         JUNE 30, 1999
           ----                                        ----------------
           WorldPerks Money Market                            0
           WorldPerks Tax Free Money Market                   0


2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

    On July 6, 1999, Credit Suisse Asset Management, LLC(CSAM) became each fund's investment adviser as a result of the completion of the previously announced acquisition of Warburg Pincus Asset Management, Inc. (WPAM) by Credit Suisse Group (Credit Suisse) and the combination of WPAM with Credit Suisse's existing U.S. asset management business. CSAM is an indirect wholly-owned U.S. subsidiary of Credit Suisse. For its investment advisory services, CSAM receives a fee calculated at an annual rate of .40% of each fund's average daily net assets. For the six months ended June 30, 1999, investment advisory fees, voluntary waivers and expense reimbursements were as follows:


                                               GROSS                          NET              EXPENSE
       FUND                               ADVISORY FEE      WAIVER       ADVISORY FEE       REIMBURSEMENT
       ----                               ------------    ----------     ------------       -------------

       WorldPerks Money Market              $25,634        $(25,634)         $ 0               $(24,340)
       WorldPerks Tax Free Money Market      22,137         (22,137)           0                (28,800)

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS
AND DISTRIBUTOR -- (CONT'D)

    BlackRock Institutional Management Corporation (BIMC), formerly PNC Institutional Management Corporation, a wholly-owned susidiary of PNC Bank, N.A., serves as each fund's sub-investment adviser. From its investment advisory fee, CSAM pays BIMC a fee. No compensation is paid by the WorldPerks Funds to BIMC for its sub-investment advisory service.

    Credit Suisse Asset Management Limited (CSAM Ltd.), an indirect wholly-owned subsidiary of Credit Suisse, and PFPC Inc. (PFPC), an indirect, wholly-owned subsidiary of PNC Bank Corp. serve as each fund's co-administrator. For its administrative services, CSAM Ltd. currently receives a fee calculated at an annual rate of .10% of each fund's average daily net assets. For the six months ended June 30, 1999, administrative services fees earned and voluntarily waived by CSAM Ltd. were as follows:


           FUND                       CO-ADMINISTRATION FEE       WAIVER     CO-ADMINISTRATION FEE
           ----                       ---------------------      --------    ---------------------

           WorldPerks Money Market              $6,408           $(6,408)             $ 0
           WorldPerks Tax Free Money Market      5,534            (5,534)               0

    For administrative services, PFPC currently receives a fee calculated at an annual rate of .10% on each fund's first $500 million in average daily net assets, .075% on the next $1 billion in average daily net assets, and .05% of average daily net assets in excess of $1.5 billion.

    For the six months ended June 30, 1999, administrative service fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were as follows:


                                                                                      NET
           FUND                       CO-ADMINISTRATION FEE       WAIVER     CO-ADMINISTRATION FEE
           ----                       ---------------------      --------    ---------------------
           WorldPerks Money Market              $6,770           $(6,408)            $362
           WorldPerks Tax Free Money Market      5,896            (5,534)             362

    It is currently contemplated that, on or before January 6, 2000, CSAMLtd. will be replaced as co-administrator of each fund by Credit Suisse Asset Management Securities, Inc. (CSAMSI), an indirect wholly-owned subsidiary of Credit Suisse that was formerly known as Counsellors Securities Inc. CSAMSI serves as each fund's distributor. For its distribution services, CSAMSI receives a fee calculated at an annual rate of .25% of the average

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND
DISTRIBUTOR -- (CONT'D)

daily net assets of each fund. For the six months ended June 30, 1999, shareholder servicing and distribution fees earned by CSAMSI were as follows:

           FUND                                                DISTRIBUTION FEE
           ----                                           ----------------------
           WorldPerks Money Market                                 $16,021
           WorldPerks Tax Free Money Market                         13,835

    On June 20, 1999, the Fund's Board of Directors approved Provident Distributors, Inc. (PDI) as each Fund's distributor, effective on or before January 6, 2000. PDI, a Delaware corporation, is a registered Broker-dealer and serves as distributor to other mutual funds.


3. CAPITAL SHARE TRANSACTIONS


   Transactions in shares of each fund were as follows:

                                            WORLDPERKS                                     WORLDPERKS
                                           MONEY MARKET                                TAX FREE MONEY MARKET
                                  ---------------------------------------      -------------------------------------
                                                        FOR THE PERIOD                              FOR THE PERIOD
                                                        OCTOBER 1, 1998                             OCTOBER 1, 1998
                                                       (COMMENCEMENT OF                            (COMMENCEMENT OF
                                      FOR THE              OPERATIONS              FOR THE             OPERATIONS
                                  SIX MONTHS ENDED          THROUGH            SIX MONTHS ENDED         THROUGH
                                   JUNE 30, 1999        DECEMBER 31, 1998       JUNE 30, 1999      DECEMBER 31, 1998
                                  ---------------      ------------------      ---------------    ------------------

Shares sold                        $11,236,516            $19,852,748             $6,325,594           $13,444,874
Shares issued to shareholders on
  reinvestments of dividends           254,841                121,553                115,760                62,708
Shares redeemed                     (9,390,403)            (7,148,907)            (4,360,838)           (3,019,022)
                                   -----------            -----------             ----------           -----------
Net increase in shares               2,100,954             12,825,394              2,080,516            10,488,560
                                   -----------            -----------             ----------           -----------


4. LIABILITIES


   At June 30, 1999 the funds had the following liabilities:

                               WORLDPERKS                  WORLDPERKS
                              MONEY MARKET           TAX FREE MONEY MARKET
                             --------------         ------------------------
        Dividends Payable        $1,189                     $1,816

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


5. NET ASSETS

    At June 30, 1999,  capital  contributions  and accumulated net realized loss
from  security   transactions   have  been   adjusted  for  permanent   book/tax
differences.

   Net assets at June 30, 1999, consisted of the following:

                                           WORLDPERKS          WORLDPERKS
                                          MONEY MARKET    TAX FREE MONEY MARKET
                                          --------------  ----------------------
       Capital contributed, net            $15,026,348        $12,669,076
       Accumulated net realized
         gain/(loss) from security
         transactions                              (39)                 0
                                           -----------        -----------
           Net assets                      $15,026,309        $12,669,076
                                           ===========        ===========


6. RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

    At a special meeting of shareholders held on May 21, 1999, four proposals were submitted for the vote of shareholders of the Funds. The proposals and voting results were:

   1. To approve a new investment advisory agreement between each fund and CSAM.


    WORLD PERKS MONEY                         % OF SHARES TO TOTAL  % OF SHARES TO TOTAL
    MARKET FUND                 SHARES         OUTSTANDING SHARES       SHARES VOTED
    ----------------            ------        --------------------  --------------------

   For                      7,195,639.7100           58.5756%              95.5767%
   Against                    201,544.0000            1.6407%               2.6770%
   Abstain                    131,469.2300            1.0702%               1.7463%

    WORLD PERKS MONEY                         % OF SHARES TO TOTAL  % OF SHARES TO TOTAL
    MONEY MARKET FUND           SHARES         OUTSTANDING SHARES       SHARES VOTED
    -----------------           ------        --------------------  --------------------
   For                      8,098,863.5600           73.4264%              92.5890%
   Against                    566,455.0500            5.1356%               6.4759%
   Abstain                     81,789.9700            0.7415%               0.9351%

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


6. RESULTS OF SPECIAL MEETING OF SHAREHOLDERS -- (CONT'D)

   2. To elect Directors of each fund.

   WORLD PERKS MONEY
   MARKET FUND                                    FOR                        WITHHELD
   ----------------                         --------------                ------------
   R.H. Francis                             7,236,351.5700                292,301.3700
   J.W. Fritz                               7,236,351.5700                292,301.3700
   J.E. Garten                              7,236,351.5700                292,301.3700
   J.S. Pasman                              7,236,351.5700                292,301.3700
   W.W. Priest                              7,236,351.5700                292,301.3700
   S.N. Rappaport                           7,236,351.5700                292,301.3700
   A.M. Reichman                            7,236,351.5700                292,301.3700
   A.B. Trowbridge                          7,236,351.5700                292,301.3700

   WORLD PERKS TAX-FREE
   MONEY MARKET FUND                              FOR                        WITHHELD
   ----------------                         --------------                ------------
   R.H. Francis                             8,325,794.1900                421,314.3900
   J.W. Fritz                               8,325,794.1900                421,314.3900
   J.E. Garten                              8,140,688.5300                606,420.0500
   J.S. Pasman                              8,325,794.1900                421,314.3900
   W.W. Priest                              8,325,794.1900                421,314.3900
   S.N. Rappaport                           8,140,688.5300                606,420.0500
   A.M. Reichman                            8,140,688.5300                606,420.0500
   A.B. Trowbridge                          8,325,794.1900                421,314.3900

   3. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants for each fund.

    WORLD PERKS MONEY                         % OF SHARES TO TOTAL  % OF SHARES TO TOTAL
    MARKET FUND                 SHARES         OUTSTANDING SHARES       SHARES VOTED
    ----------------            ------        --------------------  --------------------
   For                      7,353,133.9800           59.8577%              97.6687%
   Against                    109,387.2500            0.8905%               1.4529%
   Abstain                     66,131.7100            0.5383%               0.8784%

    WORLD PERKS TAX-FREE                      % OF SHARES TO TOTAL  % OF SHARES TO TOTAL
    MONEY MARKET FUND           SHARES         OUTSTANDING SHARES       SHARES VOTED
    ----------------            ------        --------------------  --------------------
   For                      8,420,158.2900           76.3394%              96.2622%
   Against                    187,588.0600            1.7007%               2.1446%
   Abstain                    139,362.2300            1.2635%               1.5932%

WARBURG PINCUS WORLDPERKS MONEY MARKET AND
WORLDPERKS TAX FREE MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------




6. RESULTS OF SPECIAL MEETING OF SHAREHOLDERS -- (CONT'D)

    4. To approve a new sub-investment advisory agreement between each fund, CSAM and the fund's sub-investment adviser.


    WORLD PERKS MONEY                         % OF SHARES TO TOTAL  % OF SHARES TO TOTAL
    MARKET FUND                 SHARES         OUTSTANDING SHARES       SHARES VOTED
    ----------------            ------        --------------------  --------------------
   FOR                      7,089,350.5600           57.7104%              94.1649%
   Against                    261,765.2600            2.1309%               3.4769%
   Abstain                    177,537.1200            1.4452%               2.3582%

    WORLD PERKS TAX-FREE                      % OF SHARES TO TOTAL  % OF SHARES TO TOTAL
    MONEY MARKET FUND           SHARES         OUTSTANDING SHARES       SHARES VOTED
    ----------------            ------        --------------------  --------------------
   For                      7,702,486.2800           69.8328%              88.0575%
   Against                    964,673.2800            8.7460%              11.0285%
   Abstain                     79,949.0200            0.7248%               0.9140%

7. YEAR 2000 COMPLIANCE

    Many Services provided to the portfolios and their shareholders by CSAM and certain of its affiliates (CSAMService Providers) and the funds' other service providers rely on the functioning of their respective computer systems. Many computer systems cannot distinguish the year 2000 from the year 1900, resulting in potential difficulty in performing various calculations (Year 2000 Issue). The Year 2000 Issue could potentially have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing, account services and other portfolio operations.

    The CSAM Service Providers recognize the importance of the Year 2000 Issue and are taking appropriate steps necessary in preparation for the year 2000. The CSAMService Providers anticipate that their systems and those of the funds' other major service providers will be adapted in time for the Year 2000. The CSAM Service Providers have completed mission critical systems testing and have participated in industry-wide testing programs. In addition, the CSAMService Providers are formulating a contingency plan to address the Year 2000 Issue and anticipate completion of the plan by the end of the third quarter of 1999.

    The CSAM Service Providers continue to monitor the Year 2000 Issue and its potential impact on the funds. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the funds nor can there be any insurance that the Year 2000 Issue will not have an adverse effect on the funds' investments or on global markets or economies, generally.

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                           WARBURG PINCUS FUNDS (LOGO)
                                [GRAPHIC OMITTED]

      WARBURG PINCUS WORLDPERKS FUNDS, P.O. BOX 9030, BOSTON, MA 02205-9030
                800-WARBURG (800-927-2874) (BOX) WWW.WARBURG.COM

CREDIT SUISSE ASSET MANAGEMENT SECURITIES INC., DISTRIBUTOR.        FFNWF-3-0699